Correction of an error - Additional Information (Details) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Earnings per share [line items]
Diluted weighted average common shares	142,254,384	137,894,806
Diluted earnings per share	$ 1.81	$ 2.6
Previously stated
Earnings per share [line items]
Diluted weighted average common shares	136,283,972	131,924,394
Diluted earnings per share	$ 1.89	$ 2.72